Related Party Transactions	12 Months Ended
Sep. 26, 2020
Related Party Transactions [Abstract]
Related Party Transactions
10.  Related Party Transactions

The Company made payments related to the income tax receivable agreement of $38 million in fiscal 2019.  Apollo Global Management, LLC (“Apollo”) received $29 million of the fiscal 2019 payment.  Mr. Evan Bayh, a member of the Company’s Board of Directors, has been employed by Apollo since 2011.  The agreement was terminated in fiscal 2019.